Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	$ 2,654	$ (348)	$ 2,141
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	19,809
Financial assets, ending balance	21,463	19,809		$ 19,809
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	7,371
Financial liabilities, ending balance	8,838	7,371		7,371
Changes in FV due to refinement in application of levelling methodology		2,900		2,900
Trading liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	83,170
Financial liabilities, ending balance	79,612	83,170		83,170
Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	0	0	0
– exchange differences	(2)	2	(1)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	53	49	58	58
Total gains/(losses) recognised in profit or loss	0	0	(4)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(2)	2	(1)
– exchange differences	(2)	2	(1)
Purchases	63	3	5
New issuances	2	6	0
Sales	(1)	0	(9)
Settlements	(12)	(7)	0
Transfers out	(5)	0	(9)
Transfers in	7	0	9
Financial liabilities, ending balance	105	53	49	53
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(3)	0	(23)
Designated at fair value | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	164,466
Financial liabilities, ending balance	156,608	164,466		164,466
Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	0	0	0
– exchange differences	(78)	24	(6)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	5,016	5,396	5,328	5,328
Total gains/(losses) recognised in profit or loss	(117)	(51)	246
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(78)	24	(6)
– exchange differences	(78)	24	(6)
Purchases	0	39	118
New issuances	1,091	783	818
Sales	0	(13)	(180)
Settlements	(853)	(652)	(396)
Transfers out	(275)	(529)	(550)
Transfers in	224	19	18
Financial liabilities, ending balance	5,008	5,016	5,396	5,016
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	100	57	(7)
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	239,497
Financial liabilities, ending balance	303,059	239,497		239,497
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	0	0	0
– exchange differences	(162)	62	(10)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,302	2,033	1,756	1,756
Total gains/(losses) recognised in profit or loss	2,105	339	591
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(162)	62	(10)
– exchange differences	(162)	62	(10)
Purchases	0	0	0
New issuances	0	0	0
Sales	0	0	0
Settlements	(307)	(26)	(136)
Transfers out	(270)	(284)	(189)
Transfers in	57	178	21
Financial liabilities, ending balance	3,725	2,302	2,033	2,302
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	1,104	(407)	(320)
Financial investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	357,577
Financial assets, ending balance	404,328	357,577		357,577
Reconciliation of changes in fair value measurement, liabilities [abstract]
Changes in FV due to refinement in application of levelling methodology		59		59
Financial investments | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	357,577
Transfers in				2,900
Financial assets, ending balance	404,328	357,577		357,577
Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	3,218	3,296	2,796	2,796
Total gains/(losses) recognised in profit or loss	(13)	6	0
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(29)	73	236
– financial investments: fair value gains/(losses)	(19)	63	238
– exchange differences	(10)	10	(2)
Purchases	610	357	336
New issuances	0	0	0
Sales	(271)	(49)	(7)
Settlements	401	89	240
Transfers out	(22)	(484)	(4)
Transfers in	247	108	179
Financial assets, ending balance	3,339	3,218	3,296	3,218
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	(4)	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	(10)	10	(2)
Changes in FV due to refinement in application of levelling methodology		1,200		1,200
Trading assets | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	254,271
Financial assets, ending balance	208,964	254,271		254,271
Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	4,979	5,673	6,759	6,759
Total gains/(losses) recognised in profit or loss	(541)	(110)	(2)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(171)	94	(18)
– financial investments: fair value gains/(losses)	0	0	0
– exchange differences	(171)	94	(18)
Purchases	199	1,061	1,145
New issuances	0	0	154
Sales	(577)	(408)	(487)
Settlements	22	416	1,691
Transfers out	(797)	(1,149)	(409)
Transfers in	795	234	222
Financial assets, ending balance	3,865	4,979	5,673	4,979
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(7)	(22)	2
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	(171)	94	(18)
Designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	43,627
Financial assets, ending balance	41,785	43,627		43,627
Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	9,476	8,245	7,080	7,080
Total gains/(losses) recognised in profit or loss	(106)	391	196
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(4)	(10)	6
– financial investments: fair value gains/(losses)	0	0	0
– exchange differences	(4)	(10)	6
Purchases	1,594	1,292	1,214
New issuances	0	0	0
Sales	(424)	(189)	(87)
Settlements	170	250	184
Transfers out	(63)	(3)	(20)
Transfers in	101	0	40
Financial assets, ending balance	10,404	9,476	8,245	9,476
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(140)	465	67
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	(4)	(10)	6
Changes in FV due to refinement in application of levelling methodology		2,900		2,900
Designated and otherwise mandatorily measured at fair value through profit or loss | Designated at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Changes in FV due to refinement in application of levelling methodology		86		86
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	242,995
Financial assets, ending balance	313,781	242,995		242,995
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,136	1,930	2,423	2,423
Total gains/(losses) recognised in profit or loss	2,237	287	(9)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(147)	55	(6)
– financial investments: fair value gains/(losses)	0	0	0
– exchange differences	(147)	55	(6)
Purchases	0	0	0
New issuances	0	0	0
Sales	0	0	0
Settlements	262	194	94
Transfers out	(139)	(88)	(622)
Transfers in	30	146	50
Financial assets, ending balance	3,855	2,136	1,930	2,136
Unrealised gains/(losses) recognised in profit or loss relating to assets held	529	279	257
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	(147)	55	(6)
Net income from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	(4)
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(3)	0	(23)
Net income from financial instruments held for trading or managed on a fair value basis | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0	0
Net income from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	2,105	339	591
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	1,104	(407)	(320)
Net income from financial instruments held for trading or managed on a fair value basis | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
Net income from financial instruments held for trading or managed on a fair value basis | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(541)	(110)	(2)
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(7)	(22)	2
Net income from financial instruments held for trading or managed on a fair value basis | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
Net income from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	2,237	287	(9)
Unrealised gains/(losses) recognised in profit or loss relating to assets held	529	279	257
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0	0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	(117)	(51)	246
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	100	57	(7)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0	0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(106)	391	196
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(140)	465	67
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	$ 0
Gains less losses from financial investments at fair value through other comprehensive income | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains less losses from financial investments at fair value through other comprehensive income | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains less losses from financial investments at fair value through other comprehensive income | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(13)	10
Gains less losses from financial investments at fair value through other comprehensive income | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains less losses from financial investments at fair value through other comprehensive income | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Expected credit loss charges and other credit risk charges | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss		0
Expected credit loss charges and other credit risk charges | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss		0
Expected credit loss charges and other credit risk charges | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss		0
Expected credit loss charges and other credit risk charges | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		(4)
Expected credit loss charges and other credit risk charges | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		0
Expected credit loss charges and other credit risk charges | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		0
Expected credit loss charges and other credit risk charges | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		0
Loan impairment recoveries and other credit risk provisions | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0
Loan impairment recoveries and other credit risk provisions | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0
Loan impairment recoveries and other credit risk provisions | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0
Loan impairment recoveries and other credit risk provisions | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held		(4)
Loan impairment recoveries and other credit risk provisions | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0
Loan impairment recoveries and other credit risk provisions | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0
Loan impairment recoveries and other credit risk provisions | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0
Private equity including strategic investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	9,551
Financial assets, ending balance	10,448	9,551		9,551
Reconciliation of changes in fair value measurement, liabilities [abstract]
Changes in FV due to refinement in application of levelling methodology		1,500		1,500
Private equity including strategic investments | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	716
Financial assets, ending balance	689	716		716
Private equity including strategic investments | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	4
Financial assets, ending balance	3	4		4
Private equity including strategic investments | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	8,831
Financial assets, ending balance	9,756	8,831		8,831
Reconciliation of changes in fair value measurement, liabilities [abstract]
Changes in FV due to refinement in application of levelling methodology		1,700		1,700
Private equity including strategic investments | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	$ 0	$ 0		$ 0